OTHER ACCRUED LIABILITIES - Schedule of other accrued liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement indemnities	€ 2,310	€ 2,153
Provision for warranty costs	172	162	€ 252
Accruals for payroll and associated taxes	2,256	1,848
Conditional government advances	463	463
Value added tax payable	758	531
Advances received from customers	860	861
Provision for Asset Retirement Obligation (Japan)	91	101
Others	522	340
Total	7,581	6,583
Less non-current portion	(3,075)	(2,710)
Current portion	4,506	3,873
Korea
Provision for employee termination indemnities (Korea)	€ 149	€ 122